Operating Segments, External customers by products and services (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Revenue from External Customer by Product Line [Abstract]
Net sales	$ 752,817	$ 757,550	$ 705,544
Silicon metal [Member]
Revenue from External Customer by Product Line [Abstract]
Net sales	377,954	422,564	360,726
Silicon-based alloys [Member]
Revenue from External Customer by Product Line [Abstract]
Net sales	282,998	248,276	269,919
Other products [Member]
Revenue from External Customer by Product Line [Abstract]
Net sales	$ 91,865	$ 86,710	$ 74,899